Regulatory Assets and Liabilities - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Regulated Operations [Abstract]
Regulatory assets not earning a return	$ 1,908	$ 1,995